Capital management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of objectives policies and processes for managing capital abstract
Capital management
The capital structure at December 31 was as follows:

	2019	2018

Current portion of long-term debt [note 13]	$-	$499,599
Long-term debt [note 13]	996,718	996,072
Cash and cash equivalents	(1,062,431)	(711,528)
Short-term investments	-	(391,025)

Net debt	(65,713)	393,118

Non-controlling interest	238	310
Shareholders' equity	4,994,725	4,993,282

Total equity	4,994,963	4,993,592

Total capital	$4,929,250	$5,386,710